Financial Instruments (Details 9) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Debentures	$ 450,550	$ 385,737
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	1,702,925	1,419,057
Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	454,091	388,498
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	1,305,642	1,200,199
Non Current Liability In Respect Of Deferred Consideration Arrangement	2,591	2,750
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Debentures	430,889	364,203
Loans From Banking Corporations And Other Financial Institutions Non Current Liabilities	876,561	908,964
Non Current Liability In Respect Of Deferred Consideration Arrangement	$ 3,019	$ 3,602